DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Schedule of key assumptions for the remaining CGUs (Details)	Dec. 31, 2025	Dec. 31, 2024
Ball & Racquet Sports
Cash Generating Units
Revenue compound annual growth rate	7.20%	11.40%
Pre-tax discount rate	11.50%	14.00%
Ball & Racquet Sports | Forecast
Cash Generating Units
Revenue compound annual growth rate	5.00%	7.30%
Winter Sports Equipment
Cash Generating Units
Revenue compound annual growth rate	3.00%	5.20%
Pre-tax discount rate	9.90%	11.50%
Winter Sports Equipment | Forecast
Cash Generating Units
Revenue compound annual growth rate	3.10%	4.40%
Peak Performance
Cash Generating Units
Revenue compound annual growth rate	14.50%	8.80%
Pre-tax discount rate	14.50%	11.90%
Peak Performance | Forecast
Cash Generating Units
Revenue compound annual growth rate	8.80%	6.60%